SCHEDULE OF LOSS PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	¥ (9,924)	¥ (19,077)	¥ (259)
Net loss from discontinued operations	¥ (47,994)	¥ (69,675)	¥ (192,836)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	8,368,803	5,147,737	2,940,265
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	8,368,803	5,147,737	2,940,265
- From continuing operations	¥ (1.19)	¥ (3.71)	¥ (0.09)
- From discontinued operations	(5.73)	(13.54)	(65.58)
- From continuing operations	(1.19)	(3.71)	(0.09)
- From discontinued operations	¥ (5.73)	¥ (13.54)	¥ (65.58)